Net debt	6 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Net debt
11. Net debt

Net debt is comprised as follows:

	30 September 2023	31 March 2023
	£m	£m
Cash and cash equivalents	227	163
Current financial investments	1,680	2,605
Borrowings and bank overdrafts	(44,797)	(42,985)
Financing derivatives[1]	(985)	(756)
Net debt (net of related derivative financial instruments)	(43,875)	(40,973)
1.Includes £4 million liability (31 March 2023: £4 million liability) in relation to the hedging of capital expenditure. The cash flows related to these derivatives are included within investing activities in the consolidated cash flow statement which is in the same manner as the transactions which are the subject of the hedges. The financing derivatives balance included in net debt exclude the commodity derivatives.

The following table splits out the total derivative balances on the face of the consolidated statement of financial position by category:

	30 September 2023			31 March 2023
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Financing derivatives	329	(1,314)	(985)	363	(1,119)	(756)
Commodity contract derivatives	56	(123)	(67)	66	(174)	(108)
Total derivative financial instruments	385	(1,437)	(1,052)	429	(1,293)	(864)